Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2015
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's
	December 31, 2014	June 30,2015
	US$ (Audited)	US$ (Unaudited)
Current assets	681,567,691	663,011,035
Non-current assets	2,268,129	8,277,983
Total assets	683,835,820	671,289,018

Current liabilities	537,233,210	484,599,066
Non-current liabilities	82,124,393	86,691,965

Total liabilities	619,357,603	571,291,031
	Six months ended June 30
	2014	2015
	US$ (Unaudited)	US$ (Unaudited)
Revenue	1,565,424	47,544,639
Cost of revenue	(1,328,708)	(41,274,288)
Net income	2,307,266	502,698
Net cash used in operating activities	(25,113,676)	(83,225,914)
Net cash used in investing activities	(274,373)	(5,951,126)
Net cash provided by financing activities	138,980,759	98,722,047

Schedule Of Foreign Currency Translation
	June 30, 2014	December 31, 2014	June 30, 2015
	(Unaudited)	(Audited)	(Unaudited)
Period end RMB: US$ exchange rate	6.1528	6.1190	6.1136
Period average RMB: US$ exchange rate	6.1379	6.1424	6.1287